ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.
ORGANIZATION AND PRINCIPAL ACTIVITIES

FLJ Group Limited (formerly known as “Q&K International Group Limited”) (the “Company” or “FLJ”), its subsidiaries and consolidated variable interest entities (the “Group”) is a rental apartment operation platform in the People’s Republic of China (the “PRC”), that provides rental and value-added services to young, emerging urban residents since 2012. The Group sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC. The Company has changed its corporate name from “Q&K International Group Limited” to “FLJ Group Limited”, effective on September 13, 2022. In addition, the Company began trading under the new ticker symbol “FLJ” on the NASDAQ effective on September 26, 2022.

Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

On October 26, 2021 and December 17, 2021, the Group transferred of all of its equity interest in Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”) and Qingke (China) Limited (“Q&K HK”), respectively, to Wangxiancai Limited, which is a related party of the Group, and is beneficially owned by the legal representative and executive director of one of the Group’s subsidiaries (the “Equity Transfer”). The Equity Transfer was made at nominal consideration. As of the date of this annual report, the Group no longer conducts substantial operation through any variable interest entity.

As of September 30, 2022, four of the subsidiaries of Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E- Commerce”) filed the voluntary petition for bankruptcy under the Article 2 of the PRC Enterprise Bankruptcy Law with Shanghai Third Intermediary Court (“Court”), and the Court announced the effectiveness of the petition and the administrator of bankruptcy was assigned on board. Accordingly the Group had no control over the allocation of remaining assets in liquidation of these subsidiaries and their subsidiaries (collectively “Deconsolidated VIE’s Subsidiaries”), accordingly the Company deconsolidated these deconsolidated subsidiaries .

Upon the deconsolidation of Deconsolidated VIE’s Subsidiaries, the Group would continue its effort to provide rental and value-added services in China. The management believed the deconsolidation does not represent a strategic shift because it is not changing the way it is running its business. The Group has not shifted the nature of its operations or the major geographic market area. Prior to the deconsolidation, operating revenue generated through the subsidiaries of the VIE amounted to RMB 1,635 for the period from October 1, 2021 through deconsolidation dates, accounting for 0.2% of consolidated revenues for the year ended September 30, 2022. Net loss amounted to RMB40,902 for the period from October 1, 2021 through deconsolidation dates, the abstract amount accounted for 5% of the consolidated net income of the Company for the year ended September 30, 2022. On the deconsolidation date, the net deficit of Deconsolidated VIE’s Subsidiaries was RMB 2,231,140 and the Group wrote off investments of RMB 500,000 in Deconsolidated VIE’s Subsidiaries, and waived amounts of RMB 176,690 due from Deconsolidated VIE’s Subsidiaries. The Group recognized gains of RMB 1,554,450 from deconsolidation of Deconsolidated VIE’s Subsidiaries.

The management believed the deconsolidation of Deconsolidated VIE’s Subsidiaries does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The deconsolidation is not accounted as discontinued operations in accordance with ASC 205-20.

The Group did not account for the transfer of equity interest in Q&K HK, Q&K Investment Consulting and Q&K E-commerce as a discontinued operation, as FLJ is the primary beneficiary of Q&K HK, Q&K Investment Consulting and Q&K E-commerce as FLJ has the power to direct the activities of these companies that most significantly impact their economic performance and FLJ has the obligation to absorb losses of these companies that could potentially be significant to these companies since their inception. The Group accounted for Q&K HK, Q&K Investment Consulting and Q&K E-commerce as variable interest entities. Accordingly, the accompanying consolidated financial statements include the financial statements of Q&K HK, Q&K Investment Consulting and Q&K E-commerce. For the year ended September 30, 2022, operating revenue generated through Q&K HK, Q&K Investment Consulting and Q&K E-commerce were RMB 1,635, accounting for 0.3% of consolidated revenues, and net loss amounted to RMB43,940, the abstract amount accounting for 5% of the consolidated net income of the Company.

As of September 30, 2022, the Group’s significant subsidiaries and VIE:

	Entity	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
QK365.com INC. (BVI)		September 29, 2014	BVI	100%	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”)		October 21, 2021	Hong Kong	100%	Holding
Haoju(shanghai) Artificial Intelligence Technology Co., Ltd (formerly known as “Qingke (Shanghai) Artificial Intelligence Technology Co., Ltd.”) (“Q&K AI”)		May 13, 2019	PRC	100%	Holding and Operating
Chengdu Liwu Apartment Management Co., Ltd		June 19, 2020	PRC	100%	Operating
VIE:
QingKe (China) Limited (“Q&K HK”)		July 7, 2014	Hong Kong	100%	Holding
Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”)		April 2, 2015	PRC	100%	Holding and Operating
Shanghai Qingke E-Commerce Co., Ltd. (“Q&K E- Commerce”)		August 2, 2013	PRC	100%	Holding and Operating